Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Declaration of Quarterly Dividend

On February 26, 2014, the Company declared a quarterly dividend of $0.30 per share, which will be paid on March 21, 2014, to shareholders of record as of March 12, 2014.